RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
May 31, 2025
Disclosure Of Related Party Transactions [Abstract]
Disclosure of Detailed Information About Key Management Personnel [Table Text Block]
	Year ended May 31, 2025 $	Year ended May 31, 2024 $
Salary and related costs	1,054,465	632,627
Professional fees	378,001	505,337
Share-based compensation expense (Note 17)	1,079,812	766,132
	2,512,278	1,904,096

Disclosure of Detailed Information About Transactions Between Related Parties [Table Text Block]
	May 31, 2025 $	May 31, 2024 $
Due to key management personnel	34,668	75,939
Due from key management personnel	77,353	78,853